Average Annual Total Returns - Western Asset Intermediate Bond Fund	Sep. 30, 2020
Bloomberg Barclays Intermediate U.S. Government Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.80%	[1]
5 Years	2.57%	[1]
10 Years	3.05%	[1]
Class I
Average Annual Return:
1 Year	8.05%
5 Years	3.35%
10 Years	4.08%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	6.63%
5 Years	2.04%
10 Years	2.81%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.75%
5 Years	2.00%
10 Years	2.65%
Class IS
Average Annual Return:
1 Year	8.15%
5 Years	3.44%
10 Years	4.14%
Class A
Average Annual Return:
1 Year	3.17%
5 Years	2.05%
10 Years
Since Inception	2.12%
Inception Date	Apr. 30, 2012
Class C
Average Annual Return:
1 Year	6.09%
5 Years	2.26%
10 Years
Since Inception	2.01%
Inception Date	Apr. 30, 2012
Class R
Average Annual Return:
1 Year	7.50%
5 Years	2.72%
10 Years
Since Inception	2.47%
Inception Date	Apr. 30, 2012

[1]

For Class A, Class C and Class R shares, for the period from the class’ inception date to December 31, 2019, the average annual total return of the Bloomberg Barclays Intermediate U.S. Government Credit Index was 2.27%.